Trade and other receivables (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Fuel Price stabilization fund	$ 20,505,603	$ 26,296,870
Concessions	4,054,429	5,194,909
Customers
Foreign	4,220,537	3,065,207
Domestic	3,087,463	3,268,944
Related parties	123,058	110,408
Accounts receivable from employees	106,022	115,922
Industrial services	40,729	70,762
Other	1,172,801	1,101,977
Total current	33,310,642	39,224,999
Non-current
Concessions	26,323,424	28,647,390
Foreign	150,033	185,331
Domestic	75,419	72,985
Accounts receivable from employees	565,914	498,415
Related parties	143,238	335
Other	2,523,060	2,750,749
Total non-current	$ 29,781,088	$ 32,155,205